CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenue	$ 92,769	$ 75,731
Direct costs	(78,511)	(64,000)
Other income and gains	1,594	3,099
Equity accounted income	2,613	2,451
Expenses
Interest	(10,702)	(7,604)
Corporate costs	(122)	(116)
Fair value changes	(977)	5,151
Tax expense (income)	(1,469)	(2,324)
Net income	5,195	12,388
Net income attributable to:
Shareholders	2,056	3,966
Non-controlling interests	3,139	8,422
Net income	$ 5,195	$ 12,388
Net income per share:
Diluted	$ 1.19	$ 2.39
Basic	$ 1.22	$ 2.47